SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reclassification of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning Balance	$ (1,691)	$ (286)
Other comprehensive income before reclassifications, net	3,194	(3,092)
Amounts reclassified from accumulated other comprehensive income	(147)	1,687
Net current period other comprehensive income (loss)	3,048	(1,405)	$ 103
Total accumulated other comprehensive loss	1,357	(1,691)	(286)
Unrealized gain (losses) on marketable securities [Member]
Beginning Balance	(315)	(291)
Other comprehensive income before reclassifications, net	1,167	(24)
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive income (loss)	1,167	(24)
Total accumulated other comprehensive loss	852	(315)	(291)
Unrealized gain (losses) on cash flow hedges [Member]
Beginning Balance	(1,376)	5
Other comprehensive income before reclassifications, net	2,027	(3,068)
Amounts reclassified from accumulated other comprehensive income	(147)	1,687
Net current period other comprehensive income (loss)	1,881	(1,381)
Total accumulated other comprehensive loss	$ 505	$ (1,376)	$ 5